Capital Stock and Warrants: Issued and Outstanding (Details) (USD $)	3 Months Ended																12 Months Ended			3 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2007 Common stock issued for cash1	Jun. 30, 2007 Common stock issued for cash2	Jun. 30, 2007 Common stock issued for cash3	Jun. 30, 2010 Unit1		Jun. 30, 2012 Unit2		Sep. 30, 2011 Unit3		Jun. 30, 2012 Subscription Receipts	Dec. 31, 2011 Subscription Receipts		Dec. 31, 2011 Private placement offering
Stock Issued for cash						5,420,000	80,710,834	4,000,000	1,000,000	420,000
Common Stock, Par or Stated Value Per Share			$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.01	$ 0.05	$ 0.75		$ 0.58	[1]	$ 0.57	[1]		$ 0.50		$ 0.50
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares						108,400,000
Capital Units											1,333,334	[2]	200,000	[3]	1,000,000	[3]		6,500,000	[4]
Share cancellation (shares)					40,000,000
Common Stock, Value, Subscriptions					$ 1,000,000													$ 3,250,000
Stock Issued for non-cash																	650,000 [4]
Stock Issued During Period, Value, Conversion of Units																	416,000
Market Price																	$ 0.64
Proceeds from Issuance of Private Placement																				1,313,750
Units Sold in Private Placement																				2,627,500 [4]
Shares Issued	300,000		100,000
Exercise price	$ 0.75	[5]	$ 0.75	[5]
Proceeds from Issuance of Warrants	$ 225,000	[5]	$ 75,000	[5]

[1]	CDN $0.55
[2]	Each Unit consisted of one share of common stock and one warrant to purchase an additional share of common stock at a price of $1.25 per share at any time during the 24 months following the date of closing of the private placement offering.
[3]	Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a "Warrant").
[4]	Each Unit is comprised of one common share and one common share purchase one warrant ("Warrant").
[5]	CAD